RECLAMATION AND REMEDIATION PROVISIONS - Reclamation and remediation provision roll-forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RECLAMATION AND REMEDIATION PROVISIONS
Reclamation and remediation provision, beginning balance	$ 55,574	$ 27,420
Acquisition of Beadell (note 5)		12,909
Change in estimates	16,607	13,389
Accretion expense	1,517	1,840
Reclamation work performed	(902)
Foreign exchange	4,471	(16)
Reclamation and remediation provision, ending balance	$ 68,325	$ 55,574